Jul. 30, 2021
PIMCO Funds
Supple
men
t dated August 30, 2021 to the
Asset Allocation Funds Prospectus, Bond Funds Prospectus, Credit Bond Funds Prospectus,
Equity-Related Strategy Funds Prospectus, International Bond Funds Prospectus, Municipal Value Funds Prospectus, Real Return Strategy Funds Prospectus and
Tax-Efficient
Strategy Funds Prospectus, each dated July 30, 2021, as supplemented from time to time (the “Prospectuses”) and the PIMCO All Asset All Authority Fund, PIMCO All Asset Fund, PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO Climate Bond Fund, PIMCO Diversified Income Fund, PIMCO Global Advantage
®
Strategy Bond Fund, PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged), PIMCO Global Bond Opportunities Fund (Unhedged), PIMCO Global Core Asset Allocation Fund, PIMCO GNMA and Government Securities Fund, PIMCO Municipal Bond Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Income Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO International Bond Fund (U.S. Dollar-Hedged), PIMCO International Bond Fund (Unhedged), PIMCO Investment Grade Credit Bond Fund, PIMCO Long Duration Total Return Fund, PIMCO Long-Term Credit Bond Fund, PIMCO Long-Term Real Return Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Low Duration Income Fund, PIMCO Moderate Duration Fund, PIMCO Mortgage-Backed Securities Fund, PIMCO New York Municipal Bond Fund, PIMCO Real Return Fund, PIMCO Short Duration Municipal Income Fund, PIMCO StocksPLUS
®
Long Duration Fund, PIMCO Total Return Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV and PIMCO Total Return ESG Fund Summary Prospectuses, each dated July 30, 2021, each as supplemented from time to time (the “Summary Prospectuses)
The Bloomberg Barclays fixed income indices have been renamed in connection with the rebranding of the indices as the “Bloomberg Fixed Income Indices.” In addition, the Bloomberg Barclays MSCI indices have been renamed in connection with the rebranding of the indices as the “Bloomberg MSCI ESG Fixed Income Indices.” Accordingly, effective immediately, all references in the Prospectuses and Summary Prospectuses to the indexes listed in the “Previous Index Name” column below are hereby removed and replaced with the indexes listed in the “New Index Name” column below.

Previous Index Name	New Index Name

Bloomberg Barclays MSCI Green Bond Index	Bloomberg MSCI Green Bond Index
Bloomberg Barclays GNMA Index	Bloomberg GNMA Index
Bloomberg Barclays U.S. Credit Index	Bloomberg U.S. Credit Index
Bloomberg Barclays Long-Term Government/Credit Index	Bloomberg Long-Term Government/Credit Index
Bloomberg Barclays Long-Term Treasury Index	Bloomberg Long-Term Treasury Index
Bloomberg Barclays Intermediate Government/Credit Index	Bloomberg Intermediate Government/Credit Index
Bloomberg Barclays U.S. MBS Fixed Rate Index	Bloomberg U.S. MBS Fixed Rate Index
Bloomberg Barclays U.S. Aggregate Index	Bloomberg U.S. Aggregate Index
Bloomberg Barclays U.S. Aggregate 1-3 Years Index	Bloomberg U.S. Aggregate 1-3 Years Index
Bloomberg Barclays Global Aggregate (USD Unhedged) Index	Bloomberg Global Aggregate (USD Unhedged) Index
Bloomberg Barclays Global Aggregate (USD Hedged) Index	Bloomberg Global Aggregate (USD Hedged) Index
Bloomberg Barclays California 1-10 Year (1-12) Municipal Securities Index	Bloomberg California 1-10 Year (1-12) Municipal Securities Index
Bloomberg Barclays U.S. TIPS Index	Bloomberg U.S. TIPS Index

Previous Index Name	New Index Name

Bloomberg Barclays U.S. TIPS: 1-10 Year Index	Bloomberg U.S. TIPS: 1-10 Year Index
Bloomberg Barclays Global Credit Hedged USD Index	Bloomberg Global Credit Hedged USD Index
Bloomberg Barclays Global Aggregate Credit ex Emerging Markets (USD Hedged) Index	Bloomberg Global Aggregate Credit ex Emerging Markets (USD Hedged) Index
Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Bloomberg Barclays High Yield Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
Bloomberg Barclays California Municipal Bond Index	Bloomberg California Municipal Bond Index
Bloomberg Barclays California Intermediate Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
Bloomberg Barclays California 1 Year Municipal Bond Index	Bloomberg California 1 Year Municipal Bond Index
Bloomberg Barclays 1 Year Municipal Bond Index	Bloomberg 1 Year Municipal Bond Index
Bloomberg Barclays Municipal Bond 1-10 Year Blend (1-12) Index	Bloomberg Municipal Bond 1-10 Year Blend (1-12) Index
Bloomberg Barclays Municipal Bond Index	Bloomberg Municipal Bond Index
Bloomberg Barclays 1-15 Year Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
Bloomberg Barclays New York Municipal Bond Index	Bloomberg New York Municipal Bond Index
Bloomberg Barclays U.S. Long Credit Index	Bloomberg U.S. Long Credit Index
Bloomberg Barclays U.S. Treasury Inflation Notes: 10+ Years Index	Bloomberg U.S. Treasury Inflation Notes: 10+ Years Index